Operations and reorganization - Assets, Liabilities, Statement of Operations and Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 01, 2018	Dec. 31, 2015
Operations and reorganization
Allocated expenses from SINA	$ 47,334,000	$ 41,136,000	$ 25,703,000
Interest-free loans to the VIE's shareholders	82,100,000	86,900,000
Aggregate accumulated income (loss)	23,200,000	(33,300,000)
Assets and liabilities of the VIEs and their subsidiaries
Cash, cash equivalents and short-term Investments	1,825,865,000	1,792,683,000
Property and equipment, net	45,623,000	33,793,000
Intangible assets	21,103,000	517,000
Goodwill	29,346,000	13,420,000	10,266,000	$ 27,152,000
Long-term investments	694,586,000	452,337,000	399,933,000		$ 294,679,000
Accounts payable	123,730,000	64,043,000
Accrued and other liabilities	317,437,000	268,615,000
Deferred revenues	99,994,000	81,311,000
Income tax payable	88,683,000	70,907,000
Deferred tax liability	12,577,000	1,880,000
Results of operations of the VIEs and their subsidiaries
Net revenues	1,718,518,000	1,150,054,000	655,800,000
Net income (loss)	571,823,000	352,590,000	108,027,000
Cash flows of the VIE and its subsidiary
Net cash provided by (used in) operating activities	488,007,000	539,151,000	236,244,000
Net cash used in investing activities	(254,032,000)	(815,422,000)	(96,745,000)
Net cash provided by (used in) financing activities	(1,415,000)	883,578,000	3,035,000
Assets, except for registered capital of VIEs, that can only be used to settle obligations of the respective VIEs	0	0
Registered capital and non-distributable reserve funds of VIE and its subsidiaries	$ 144,100,000	137,300,000
Term of loan agreements	10 years
Service fees revenue charged to VIE	$ 842,600,000	618,100,000	335,600,000
Term of trademark license agreements	1 year
Consolidated VIEs
Operations and reorganization
Allocated expenses from SINA	$ 25,600,000	21,400,000	12,300,000
Assets and liabilities of the VIEs and their subsidiaries
Cash, cash equivalents and short-term Investments	55,506,000	40,458,000
Accounts receivable	366,128,000	166,212,000
Property and equipment, net	449,000	146,000
Intangible assets	21,103,000	517,000
Goodwill	29,346,000	13,123,000
Prepayment for long-term investments	1,454,000	4,967,000
Long-term investments	275,819,000	74,935,000
Deferred tax assets	5,778,000	4,772,000
Amount due from SINA	31,787,000	4,677,000
Others	121,220,000	28,850,000
Total assets	908,590,000	338,657,000
Accounts payable	79,881,000	32,444,000
Accrued and other liabilities	181,188,000	114,239,000
Deferred revenues	65,531,000	54,651,000
Income tax payable	21,170,000	16,268,000
Amount due to the subsidiaries of the Group	440,563,000	57,639,000
Deferred tax liability	11,875,000	129,000
Total liabilities	800,208,000	275,370,000
Results of operations of the VIEs and their subsidiaries
Net revenues	1,416,367,000	906,129,000	530,598,000
Net income (loss)	56,466,000	21,252,000	(21,758,000)
Cash flows of the VIE and its subsidiary
Net cash provided by (used in) operating activities	46,738,000	(66,972,000)	(42,556,000)
Net cash used in investing activities	(331,243,000)	(34,720,000)	(28,577,000)
Net cash provided by (used in) financing activities	292,151,000	76,232,000	(1,148,000)
Net increase (decrease) in cash and cash equivalents	7,646,000	(25,460,000)	(72,281,000)
Cost of revenues
Operations and reorganization
Allocated expenses from SINA	16,824,000	13,699,000	11,022,000
Sales and marketing
Operations and reorganization
Allocated expenses from SINA	11,558,000	9,732,000	1,271,000
Product development
Operations and reorganization
Allocated expenses from SINA	11,688,000	11,312,000	9,094,000
General and administrative
Operations and reorganization
Allocated expenses from SINA	$ 7,264,000	$ 6,393,000	$ 4,316,000